T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.4%
Cogent Communications Holdings  336,100 23,110
Iridium Communications (1) 541,100 22,321
45,431
Entertainment 1.0%
Cinemark Holdings  950,700 19,404
Madison Square Garden Entertainment (1) 368,500 30,143
Zynga, Class A (1) 5,050,500 51,566
101,113
Media 1.1%
Cable One  39,000 71,306
Nexstar Media Group, Class A  153,300 21,528
TechTarget  (1) 303,500 21,078
113,912
Total Communication Services 260,456
CONSUMER DISCRETIONARY 16.1%
Auto Components 0.9%
LCI Industries  329,900 43,639
Patrick Industries  616,550 52,407
96,046
Distributors 0.6%
Pool  176,000 60,762
60,762
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1) 232,361 39,838
frontdoor  (1) 489,103 26,289
Service Corp International  84,200 4,299
Terminix Global Holdings (1) 925,306 44,109
114,535
Hotels, Restaurants & Leisure 6.4%
Bloomin ' Brands (1) 1,163,400 31,470
Boyd Gaming (1) 920,300 54,261
Brinker International  386,500 27,465
Choice Hotels International  450,800 48,366
Churchill Downs  430,040 97,800
Dine Brands Global  166,200 14,963
Domino's Pizza  15,487 5,696
Hilton Grand Vacations (1) 693,600 26,003

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
Papa John's International  403,400 35,757
Penn National Gaming (1) 303,982 31,870
Planet Fitness, Class A (1) 596,700 46,125
SeaWorld Entertainment (1) 351,200 17,444
Six Flags Entertainment  783,200 36,395
Texas Roadhouse  707,900 67,916
Travel + Leisure  511,400 31,277
Vail Resorts  139,530 40,695
Wendy's  2,295,000 46,497
660,000
Household Durables 2.8%
Cavco Industries (1) 91,010 20,533
Helen of Troy (1) 341,200 71,877
Installed Building Products  121,500 13,472
LGI Homes (1) 291,500 43,524
Tempur Sealy International  1,649,500 60,306
TopBuild  (1) 385,400 80,714
290,426
Internet & Direct Marketing Retail 0.3%
RealReal  (1) 72,900 1,650
Stamps.com (1) 157,800 31,482
33,132
Leisure Products 0.5%
Brunswick  601,640 57,378
57,378
Specialty Retail 2.4%
Abercrombie & Fitch, Class A  444,400 15,247
Asbury Automotive Group (1) 245,800 48,300
Burlington Stores (1) 126,000 37,649
Floor & Decor Holdings, Class A (1) 250,500 23,918
Murphy USA  90,000 13,010
RH (1)(2) 176,982 105,587
243,711
Textiles, Apparel & Luxury Goods 1.1%
Crocs (1) 511,200 41,126
Deckers Outdoor (1) 221,400 73,155
Steven Madden  58,050 2,163
116,444
Total Consumer Discretionary 1,672,434
CONSUMER STAPLES 3.8%
Beverages 1.3%
Boston Beer, Class A (1) 98,200 118,457

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
Coca-Cola Consolidated  70,100 20,243
138,700
Food & Staples Retailing 1.7%
Casey's General Stores  423,400 91,535
Performance Food Group (1) 1,396,600 80,458
171,993
Food Products 0.8%
Hain Celestial Group (1) 702,700 30,638
J & J Snack Foods  242,681 38,108
John B. Sanfilippo & Son  191,500 17,306
86,052
Total Consumer Staples 396,745
ENERGY 2.6%
Energy Equipment & Services 0.2%
Cactus, Class A  556,067 17,027
17,027
Oil, Gas & Consumable Fuels 2.4%
APA  1,847,900 33,077
Marathon Oil  2,088,000 22,300
Matador Resources  526,000 12,335
PDC Energy (1) 949,200 32,652
Renewable Energy Group (1) 439,400 29,018
Targa Resources  645,000 20,479
Texas Pacific Land (2) 62,800 99,816
249,677
Total Energy 266,704
FINANCIALS 4.3%
Banks 1.2%
Ameris Bancorp  276,300 14,509
First Bancorp  452,100 19,666
Signature Bank  170,200 38,482
Western Alliance Bancorp  590,200 55,739
128,396
Capital Markets 1.0%
Cboe Global Markets  156,300 15,425
FactSet Research Systems  47,100 14,535
LPL Financial Holdings  147,700 20,997
MarketAxess Holdings  100,500 50,041
100,998
Consumer Finance 0.5%
Green Dot, Class A (1) 223,800 10,248

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
PROG Holdings  289,559 12,535
SLM  1,394,800 25,064
47,847
Insurance 1.6%
eHealth (1) 155,900 11,339
Kemper  728,200 58,052
Palomar Holdings (1) 196,262 13,157
Primerica  551,600 81,538
164,086
Total Financials 441,327
HEALTH CARE 26.5%
Biotechnology 11.3%
ACADIA Pharmaceuticals (1) 476,512 12,294
Acceleron Pharma (1) 441,879 59,923
Agios Pharmaceuticals (1) 385,081 19,886
Alector  (1) 391,726 7,889
Alkermes  (1) 932,700 17,423
Allogene Therapeutics (1) 380,701 13,439
Amicus Therapeutics (1) 1,481,700 14,639
Apellis Pharmaceuticals (1) 305,500 13,109
Arcturus Therapeutics Holdings (1)(2) 127,826 5,279
Biohaven Pharmaceutical Holding (1) 98,400 6,726
Blueprint Medicines (1) 363,885 35,381
CareDx  (1) 353,671 24,081
ChemoCentryx  (1) 313,125 16,045
CRISPR Therapeutics (1) 224,158 27,314
Deciphera Pharmaceuticals (1) 234,000 10,493
Denali Therapeutics (1) 498,000 28,436
Emergent BioSolutions  (1) 573,300 53,265
Enanta Pharmaceuticals (1) 93,000 4,587
Epizyme  (1) 122,900 1,070
Exact Sciences (1) 295,742 38,973
Exelixis  (1) 803,800 18,158
Fate Therapeutics (1) 401,400 33,095
FibroGen  (1) 419,000 14,543
Generation Bio (1) 330,600 9,409
Global Blood Therapeutics (1) 437,390 17,824
Halozyme Therapeutics (1) 1,117,900 46,605
IGM Biosciences (1)(2) 144,652 11,093
Insmed  (1) 933,093 31,781
Intellia Therapeutics (1) 337,996 27,126
Invitae  (1)(2) 993,700 37,969
Ionis Pharmaceuticals (1) 171,700 7,720
Iovance Biotherapeutics  (1) 719,658 22,784

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
Karuna Therapeutics (1) 102,465 12,319
Karyopharm Therapeutics (1) 346,780 3,648
Kodiak Sciences (1) 415,232 47,083
Madrigal Pharmaceuticals (1) 64,800 7,580
Mersana Therapeutics (1) 271,500 4,393
Mirati Therapeutics (1) 211,597 36,247
Neurocrine Biosciences (1) 193,326 18,801
Novavax  (1) 347,800 63,060
Prothena  (1) 251,699 6,323
PTC Therapeutics (1) 480,600 22,756
Replimune Group (1) 156,039 4,761
Rocket Pharmaceuticals (1) 288,929 12,820
Sage Therapeutics (1) 214,259 16,037
Sarepta Therapeutics (1) 94,700 7,058
Scholar Rock Holding (1) 236,573 11,985
Seagen  (1) 132,100 18,343
TG Therapeutics (1) 356,501 17,183
Turning Point Therapeutics (1) 307,924 29,127
Twist Bioscience (1) 187,296 23,198
Ultragenyx Pharmaceutical (1) 602,885 68,644
uniQure  (1) 355,700 11,984
Xencor  (1) 473,600 20,393
Zymeworks  (1) 238,900 7,544
1,159,646
Health Care Equipment & Supplies 4.6%
AtriCure  (1) 307,600 20,154
Cantel Medical (1) 382,000 30,499
Globus Medical, Class A (1) 632,700 39,019
Haemonetics  (1) 396,100 43,971
ICU Medical (1) 255,998 52,592
iRhythm Technologies (1) 222,800 30,938
Lantheus Holdings (1) 133,800 2,859
Merit Medical Systems (1) 618,000 37,006
Nevro  (1) 239,000 33,341
NuVasive  (1) 441,500 28,945
Penumbra (1) 150,800 40,803
Quidel  (1) 87,200 11,155
Shockwave Medical (1) 186,600 24,307
Tandem Diabetes Care (1) 573,200 50,585
West Pharmaceutical Services  103,400 29,136
475,310
Health Care Providers & Services 4.3%
Addus HomeCare  (1) 307,100 32,120
Amedisys  (1) 289,400 76,630
AMN Healthcare Services (1) 631,000 46,505

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
Chemed  69,100 31,774
CorVel  (1) 265,166 27,203
Ensign Group  898,300 84,296
ModivCare  (1) 141,500 20,959
Molina Healthcare (1) 221,300 51,731
Pennant Group (1) 631,900 28,941
Surgery Partners (1) 319,300 14,132
U.S. Physical Therapy  262,200 27,295
441,586
Health Care Technology 1.2%
Certara  (1) 389,473 10,633
Inspire Medical Systems (1) 166,700 34,505
Omnicell  (1) 515,000 66,883
Phreesia  (1) 160,400 8,357
120,378
Life Sciences Tools & Services 3.5%
Adaptive Biotechnologies (1) 153,000 6,160
Bruker  221,800 14,257
Charles River Laboratories International (1) 166,300 48,199
Medpace Holdings (1) 564,500 92,606
NeoGenomics  (1) 1,145,500 55,247
PRA Health Sciences (1) 294,211 45,111
Quanterix  (1) 167,600 9,800
Repligen  (1) 463,600 90,129
361,509
Pharmaceuticals 1.6%
Arvinas  (1) 227,565 15,042
Axsome Therapeutics (1)(2) 166,000 9,399
Catalent  (1) 495,041 52,133
Horizon Therapeutics (1) 443,500 40,820
Nektar Therapeutics (1) 298,500 5,970
Pacira BioSciences  (1) 235,500 16,506
Reata Pharmaceuticals, Class A (1)(2) 114,643 11,430
Supernus Pharmaceuticals (1) 434,100 11,364
162,664
Total Health Care 2,721,093
INDUSTRIALS & BUSINESS SERVICES 16.3%
Aerospace & Defense 1.4%
Curtiss-Wright  272,900 32,366
Hexcel (1) 231,100 12,942
Mercury Systems (1) 313,700 22,163
Moog, Class A  320,000 26,608

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
Teledyne Technologies (1) 126,230 52,215
146,294
Air Freight & Logistics 0.4%
XPO Logistics (1) 319,000 39,333
39,333
Airlines 0.3%
Allegiant Travel (1) 137,600 33,583
33,583
Building Products 1.9%
AAON  330,800 23,159
Builders First Source  (1) 818,600 37,958
CSW Industrials  93,500 12,623
Gibraltar Industries (1) 468,100 42,836
Trex  (1) 319,000 29,201
UFP Industries  608,000 46,111
191,888
Commercial Services & Supplies 2.1%
Casella Waste Systems, Class A (1) 1,232,200 78,331
IAA (1) 1,048,300 57,803
MSA Safety  253,900 38,090
U.S. Ecology (1) 53,200 2,215
UniFirst 176,400 39,463
215,902
Construction & Engineering 0.8%
Comfort Systems USA  440,600 32,944
EMCOR Group  445,400 49,956
82,900
Electrical Equipment 0.9%
Array Technologies (1) 671,172 20,014
Atkore  (1) 534,643 38,441
Shoals Technologies Group, Class A (1) 974,676 33,899
92,354
Machinery 3.5%
Albany International, Class A  472,300 39,423
Douglas Dynamics  569,600 26,287
Graco 481,110 34,457
Hydrofarm Holdings Group (1) 65,944 3,978
John Bean Technologies  378,100 50,416
Kadant 176,900 32,728
Lincoln Electric Holdings  191,400 23,531
Lydall  (1) 386,800 13,051
RBC Bearings (1) 175,700 34,572

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
SPX (1) 462,200 26,932
Toro  407,100 41,988
Woodward  322,330 38,883
366,246
Professional Services 2.9%
ASGN (1) 534,500 51,013
Booz Allen Hamilton Holding  689,800 55,550
CACI International, Class A (1) 262,200 64,674
Exponent  747,116 72,806
Insperity 390,600 32,709
Science Applications International  186,800 15,615
Upwork  (1) 114,100 5,108
297,475
Road & Rail 1.1%
Landstar System  233,600 38,558
Saia (1) 321,300 74,085
112,643
Trading Companies & Distributors 1.0%
McGrath RentCorp 305,300 24,622
SiteOne Landscape Supply (1) 276,200 47,158
Watsco 114,000 29,726
101,506
Total Industrials & Business Services 1,680,124
INFORMATION TECHNOLOGY 20.5%
Communications Equipment 0.5%
Lumentum Holdings (1) 149,500 13,657
Ubiquiti  121,600 36,273
49,930
Electronic Equipment, Instruments & Components 3.0%
Cognex 465,300 38,615
ePlus  (1) 92,900 9,257
Fabrinet  (1) 320,300 28,952
Littelfuse 246,000 65,052
Novanta  (1) 547,800 72,249
OSI Systems (1) 315,800 30,349
Zebra Technologies, Class A (1) 125,900 61,084
305,558
IT Services 2.2%
Broadridge Financial Solutions  100,300 15,356
Euronet Worldwide (1) 578,300 79,979
ExlService Holdings (1) 390,800 35,235
Gartner (1) 33,500 6,115

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
MAXIMUS  375,800 33,461
Repay Holdings (1) 602,900 14,156
WEX (1) 219,220 45,865
230,167
Semiconductors & Semiconductor Equipment 5.9%
Advanced Energy Industries  443,100 48,373
Cirrus Logic (1) 487,530 41,338
CMC Materials  291,400 51,517
Diodes (1) 368,800 29,445
Entegris 788,500 88,154
FormFactor  (1) 1,039,500 46,892
Inphi  (1) 235,100 41,944
Lattice Semiconductor (1) 906,979 40,832
MaxLinear  (1) 644,700 21,971
MKS Instruments  360,100 66,770
Monolithic Power Systems  133,907 47,297
Onto Innovation (1) 248,000 16,296
Power Integrations  684,600 55,781
SiTime  (1) 89,600 8,835
605,445
Software 8.7%
ACI Worldwide (1) 1,207,100 45,930
Alarm.com Holdings (1) 206,800 17,863
Aspen Technology (1) 323,200 46,647
Blackbaud  (1) 455,700 32,391
Blackline (1) 165,400 17,929
CommVault Systems (1) 447,700 28,877
Descartes Systems Group (1) 569,700 34,700
Digital Turbine (1) 587,900 47,244
Envestnet  (1) 651,700 47,072
Fair Isaac (1) 144,500 70,234
Five9 (1) 484,300 75,711
Fortinet (1) 87,800 16,192
J2 Global (1) 201,940 24,205
Manhattan Associates (1) 537,900 63,139
Nuance Communications (1) 700,500 30,570
Paylocity Holding (1) 137,400 24,709
Pegasystems 206,900 23,657
Proofpoint  (1) 246,700 31,032
PTC (1) 137,450 18,920
Qualys  (1) 425,500 44,584
Sapiens International  833,500 26,497
SPS Commerce (1) 486,900 48,354
SS&C Technologies Holdings  443,400 30,980
Tyler Technologies (1) 92,900 39,439

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
Workiva  (1) 141,000 12,445
899,321
Technology Hardware, Storage & Peripherals 0.2%
NCR (1) 487,100 18,485
18,485
Total Information Technology 2,108,906
MATERIALS 3.5%
Chemicals 2.4%
Chase  253,200 29,470
Element Solutions  1,131,500 20,695
HB Fuller  209,000 13,148
Ingevity  (1) 410,000 30,967
Innospec 354,500 36,404
NewMarket 28,600 10,873
Quaker Chemical (2) 189,000 46,073
Scotts Miracle- Gro 170,600 41,792
Stepan 149,338 18,982
248,404
Construction Materials 0.4%
Eagle Materials  310,200 41,694
41,694
Containers & Packaging 0.3%
Berry Global Group (1) 449,000 27,569
27,569
Metals & Mining 0.4%
Alcoa (1) 1,301,300 42,279
42,279
Total Materials 359,946
REAL ESTATE 2.4%
Equity Real Estate Investment Trusts 2.4%
Equity LifeStyle Properties, REIT  444,500 28,288
First Industrial Realty Trust, REIT  910,300 41,683
Innovative Industrial Properties, REIT (2) 91,400 16,467
Park Hotels & Resorts, REIT  1,872,600 40,411
PS Business Parks, REIT  146,600 22,661
Ryman Hospitality Properties, REIT  460,000 35,655
Sunstone Hotel Investors, REIT  788,400 9,823
Terreno Realty, REIT  888,200 51,311
Universal Health Realty Income Trust, REIT  43,200 2,928
Total Real Estate 249,227

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
UTILITIES 0.8%
Independent Power & Renewable Electricity Producers 0.5%
Clearway Energy, Class C  902,800 25,405
Ormat Technologies (2) 364,100 28,593
53,998
Water Utilities 0.3%
Middlesex Water  359,393 28,399
28,399
Total Utilities 82,397
Total Common Stocks (Cost $6,542,997) 10,239,359
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 69,643,129 69,643
Total Short-Term Investments (Cost $69,643) 69,643
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.3%
Short-Term Funds 1.3%
T. Rowe Price Short-Term Fund, 0.08% (3)(4) 13,109,517 131,095
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 131,095
Total Securities Lending Collateral (Cost $131,095) 131,095
Total Investments in Securities 101.3%
(Cost $6,743,735) $ 10,440,097
Other Assets Less Liabilities (1.3)% (138,713)
Net Assets 100.0% $ 10,301,384
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 7
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 54,142  ¤  ¤ $ 69,643
T. Rowe Price Short-Term Fund,
0.08% 213,040  ¤  ¤ 131,095
Total $ 200,738^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $200,738.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F120-054Q1 03/21